Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (3,533)	$ (5,237)
Adjustments for:
Stock-based compensation	113	509
Depreciation	8	9
Amortization and others	150	179
Changes in non-cash operating balances:
Accounts receivable and other receivables	3	3
Prepaid expenses and other current assets	(527)	(3)
Accounts payable and accrued liabilities	626	584
Net cash flows used in operating activities	(3,160)	(3,956)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(3)	0
Net cash flows used in investing activities	(3)	0
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of share capital	2,000	6,007
Proceeds from short term loan	1,000	0
Repayment of short term loan	(1,000)
Repayment of operating lease and financing obligation	(164)	(177)
Net cash flows provided by financing activities	1,836	5,830
Net increase (decrease) in cash and cash equivalents	(1,327)	1,874
CASH AT BANK
Beginning of the period	1,403	830
End of the period	76	2,704
Supplemental Disclosure	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES
Operating lease right-of-use asset and related liability	$ 0	$ 0